CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($) $ in Thousands	Common Stock	Retained Earnings / (Accumulated Deficit)	Note Receivable From Parent	Total
Balance at Dec. 31, 2017	$ 0	$ (8,043)
Balance (in shares) at Dec. 31, 2017	100
Net income (loss)	$ 0	7,159		$ 7,159
Dividend to Parent	0	(8,396)		(8,400)
Balance at Dec. 31, 2018	$ 0	(9,280)		$ (9,280)
Balance (in shares) at Dec. 31, 2018	100			100
Balance at Dec. 31, 2018	$ 0	(9,280)		$ (9,280)
Balance (in shares) at Dec. 31, 2018	100			100
Net income (loss)		8,477		$ 8,477
Dividend to Parent		(5,698)		(5,698)
Balance at Sep. 30, 2019		(6,501)		$ (6,501)
Balance (in shares) at Sep. 30, 2019				100
Balance at Dec. 31, 2018	$ 0	(9,280)		$ (9,280)
Balance (in shares) at Dec. 31, 2018	100			100
Net income (loss)	$ 0	11,671		$ 11,671
Dividend to Parent	0	(10,776)		(10,800)
Balance at Dec. 31, 2019	$ 0	(8,385)		$ (8,385)
Balance (in shares) at Dec. 31, 2019	100			100
Net income (loss)				$ 2,902
Balance at Sep. 30, 2019		(6,501)		$ (6,501)
Balance (in shares) at Sep. 30, 2019				100
Balance at Dec. 31, 2019	$ 0	(8,385)		$ (8,385)
Balance (in shares) at Dec. 31, 2019	100			100
Balance at Dec. 31, 2019	$ 0	(8,385)		$ (8,385)
Balance (in shares) at Dec. 31, 2019	100			100
Net income (loss)		2,514		$ 2,514
Issuance of Note Receivable From Parent			$ (288,000)	(288,000)
Contribution From Parent		18,085	(1,185)	16,900
Dividend to Parent		(30,823)		(30,823)
Balance at Sep. 30, 2020		(18,609)	(289,185)	$ (307,794)
Balance (in shares) at Sep. 30, 2020	100			100
Net income (loss)				$ (1,774)
Balance at Sep. 30, 2020		$ (18,609)	$ (289,185)	$ (307,794)
Balance (in shares) at Sep. 30, 2020	100			100